T. ROWE PRICE Diversified Mid-Cap Growth Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.9%
COMMUNICATION SERVICES 3.6%
Entertainment 0.9%
Electronic Arts  31,000 3,587
Roku (1)(2) 19,545 1,102
Spotify Technology (1) 49,767 4,295
Take-Two Interactive Software (1) 55,153 6,012
14,996
Interactive Media & Services 1.0%
IAC (1) 18,600 1,030
Match Group (1) 205,430 9,809
Pinterest, Class A (1) 70,574 1,645
ZoomInfo Technologies (1) 96,310 4,012
16,496
Media 1.7%
Cable One  2,277 1,942
Fox, Class B  221,300 6,307
Omnicom Group  79,400 5,009
Trade Desk, Class A (1) 251,208 15,010
28,268
Total Communication Services 59,760
CONSUMER DISCRETIONARY 14.1%
Auto Components 0.1%
Aptiv (1) 23,472 1,836
1,836
Distributors 0.5%
Pool  28,200 8,973
8,973
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions (1) 36,800 2,122
Service Corp International  39,212 2,264
4,386
Hotels, Restaurants & Leisure 5.1%
Caesars Entertainment (1) 97,800 3,155
Chipotle Mexican Grill (1) 14,300 21,490
Darden Restaurants  32,300 4,080
Domino's Pizza  17,300 5,366
DraftKings, Class A (1) 100,480 1,521
Hilton Worldwide Holdings  183,890 22,181
MGM Resorts International  367,500 10,922
Papa John's International  37,800 2,646
T. ROWE PRICE Diversified Mid-Cap Growth Fund

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Restaurant Brands International  77,900 4,143
Vail Resorts  18,600 4,011
Wynn Resorts (1) 40,522 2,554
Yum! Brands  36,200 3,850
85,919
Household Durables 0.6%
NVR (1) 2,354 9,386
9,386
Internet & Direct Marketing Retail 0.3%
Chewy, Class A (1) 50,084 1,538
Etsy (1) 20,040 2,007
Wayfair, Class A (1)(2) 22,000 716
4,261
Leisure Products 0.3%
Mattel (1) 237,200 4,493
4,493
Multiline Retail 0.3%
Dollar Tree (1) 21,000 2,858
Ollie's Bargain Outlet Holdings (1) 39,200 2,023
4,881
Specialty Retail 5.5%
AutoZone (1) 9,676 20,725
Burlington Stores (1) 23,048 2,579
CarMax (1) 19,300 1,274
Carvana (1)(2) 21,900 445
Five Below (1) 44,900 6,181
Floor & Decor Holdings, Class A (1) 46,700 3,281
O'Reilly Automotive (1) 22,000 15,474
RH (1) 8,200 2,018
Ross Stores  44,400 3,742
Tractor Supply  89,300 16,599
Ulta Beauty (1) 39,195 15,725
Williams-Sonoma  36,600 4,313
92,356
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica (1) 61,320 17,143
Skechers USA, Class A (1) 57,900 1,836
18,979
Total Consumer Discretionary 235,470
CONSUMER STAPLES 2.6%
Beverages 0.7%
Boston Beer, Class A (1) 4,924 1,594

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Brown-Forman, Class B  87,692 5,838
Constellation Brands, Class A  10,800 2,480
Monster Beverage (1) 18,000 1,565
11,477
Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings (1) 167,474 12,194
Casey's General Stores  10,089 2,043
14,237
Food Products 1.0%
Darling Ingredients (1) 102,100 6,754
Hershey  34,300 7,562
McCormick  17,800 1,269
Tyson Foods, Class A  28,900 1,905
17,490
Household Products 0.1%
Church & Dwight  19,483 1,392
1,392
Total Consumer Staples 44,596
ENERGY 3.9%
Energy Equipment & Services 0.4%
Halliburton  260,682 6,418
6,418
Oil, Gas & Consumable Fuels 3.5%
APA  44,800 1,532
Cheniere Energy  81,000 13,439
Coterra Energy  193,100 5,044
Devon Energy  275,379 16,558
Diamondback Energy  29,000 3,493
Pioneer Natural Resources  57,300 12,407
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $118 (1)(3)(4) 39 577
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703 (1)(3)(4) 458 6,776
59,826
Total Energy 66,244
FINANCIALS 6.4%
Banks 0.7%
First Republic Bank  21,900 2,859
SVB Financial Group (1) 25,018 8,401
11,260

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Capital Markets 2.8%
Blue Owl Capital (2) 214,100 1,976
Cboe Global Markets  21,693 2,546
FactSet Research Systems  26,350 10,543
MarketAxess Holdings  25,900 5,763
Morningstar  8,054 1,710
MSCI  40,900 17,251
Nasdaq  36,450 2,066
Tradeweb Markets, Class A  99,651 5,622
47,477
Consumer Finance 0.5%
Discover Financial Services  86,700 7,883
7,883
Diversified Financial Services 0.6%
Apollo Global Management  234,500 10,904
10,904
Insurance 1.8%
Arthur J Gallagher  83,700 14,331
Assurant  10,520 1,528
Hartford Financial Services Group  209,000 12,946
Ryan Specialty Group Holdings (1) 48,700 1,978
30,783
Total Financials 108,307
HEALTH CARE 15.6%
Biotechnology 2.2%
Alnylam Pharmaceuticals (1) 30,780 6,161
Argenx, ADR (1) 10,917 3,854
Ascendis Pharma, ADR (1) 24,360 2,516
BioMarin Pharmaceutical (1) 28,811 2,442
BioNTech, ADR  16,728 2,256
Blueprint Medicines (1) 40,300 2,655
Exact Sciences (1) 55,718 1,810
Genmab, ADR (1) 87,777 2,820
Horizon Therapeutics (1) 27,900 1,727
Incyte (1) 31,000 2,066
Karuna Therapeutics (1) 11,453 2,576
Neurocrine Biosciences (1) 28,222 2,998
Seagen (1) 24,611 3,368
37,249
Health Care Equipment & Supplies 5.0%
ABIOMED (1) 26,400 6,485
Align Technology (1) 9,100 1,885

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Cooper  6,700 1,768
Dexcom (1) 258,000 20,779
IDEXX Laboratories (1) 18,700 6,092
Insulet (1) 58,906 13,513
Lantheus Holdings (1) 24,400 1,716
Novocure (1)(2) 32,779 2,490
Penumbra (1) 23,591 4,473
QuidelOrtho (1) 20,700 1,480
ResMed  71,200 15,543
Shockwave Medical (1) 12,600 3,504
STERIS  18,900 3,143
Teleflex  6,100 1,229
84,100
Health Care Providers & Services 2.7%
Acadia Healthcare (1) 48,513 3,793
Amedisys (1) 17,100 1,655
Centene (1) 45,453 3,536
McKesson  75,496 25,659
Molina Healthcare (1) 31,024 10,233
44,876
Health Care Technology 0.8%
Veeva Systems, Class A (1) 81,207 13,389
13,389
Life Sciences Tools & Services 4.4%
Agilent Technologies  87,200 10,599
Avantor (1) 323,452 6,340
Bio-Rad Laboratories, Class A (1) 13,911 5,803
Bio-Techne  29,000 8,236
Bruker  95,400 5,062
Charles River Laboratories International (1) 13,400 2,637
IQVIA Holdings (1) 29,200 5,289
Mettler-Toledo International (1) 11,900 12,901
Repligen (1) 45,404 8,495
West Pharmaceutical Services  36,439 8,967
74,329
Pharmaceuticals 0.5%
Catalent (1) 59,979 4,340
Elanco Animal Health (1) 98,462 1,222
Royalty Pharma, Class A  58,937 2,368
7,930
Total Health Care 261,873

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 15.7%
Aerospace & Defense 1.0%
BWX Technologies  41,600 2,095
Hexcel  46,900 2,426
Howmet Aerospace  108,800 3,365
Huntington Ingalls Industries  11,900 2,636
TransDigm Group  13,600 7,138
17,660
Air Freight & Logistics 0.2%
Expeditors International of Washington  32,600 2,879
2,879
Airlines 0.6%
Alaska Air Group (1) 133,200 5,215
Southwest Airlines (1) 161,700 4,987
10,202
Building Products 1.3%
A.O. Smith  40,700 1,977
Allegion  24,000 2,152
Fortune Brands Home & Security  81,251 4,363
Trane Technologies  69,000 9,992
Trex (1) 89,400 3,928
22,412
Commercial Services & Supplies 3.4%
Cintas  43,000 16,692
Copart (1) 140,100 14,907
IAA (1) 102,800 3,274
Republic Services  65,500 8,911
Ritchie Bros Auctioneers  37,200 2,324
Rollins  63,393 2,198
Waste Connections  68,575 9,267
57,573
Construction & Engineering 0.6%
Valmont Industries  27,000 7,253
WillScot Mobile Mini Holdings (1) 60,300 2,432
9,685
Electrical Equipment 1.5%
AMETEK  17,637 2,000
Generac Holdings (1) 47,191 8,407
Hubbell  24,900 5,553
Rockwell Automation  44,612 9,596
25,556

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery 1.1%
Graco  30,000 1,799
IDEX  10,375 2,073
Middleby (1) 28,478 3,650
Otis Worldwide  60,200 3,841
PACCAR  36,700 3,071
Toro  27,947 2,417
Westinghouse Air Brake Technologies  20,500 1,668
18,519
Professional Services 2.2%
Booz Allen Hamilton Holding  36,470 3,368
CoStar Group (1) 87,300 6,080
Equifax  30,900 5,297
FTI Consulting (1) 26,492 4,390
Leidos Holdings  25,100 2,196
TransUnion  72,196 4,295
Upwork (1) 74,000 1,008
Verisk Analytics  59,900 10,215
36,849
Road & Rail 1.5%
JB Hunt Transport Services  54,682 8,553
Landstar System  15,200 2,195
Old Dominion Freight Line  61,017 15,179
25,927
Trading Companies & Distributors 2.3%
Fastenal  347,200 15,985
Ferguson  18,900 1,946
SiteOne Landscape Supply (1) 41,454 4,317
United Rentals (1) 33,300 8,995
Watsco  28,200 7,260
38,503
Total Industrials & Business Services 265,765
INFORMATION TECHNOLOGY 30.2%
Communications Equipment 1.4%
Arista Networks (1) 156,166 17,630
Motorola Solutions  26,700 5,980
23,610
Electronic Equipment, Instruments & Components 2.9%
Amphenol, Class A  287,487 19,250
CDW  86,378 13,482
Cognex  50,000 2,073
Keysight Technologies (1) 49,100 7,726

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Littelfuse  10,300 2,047
Zebra Technologies, Class A (1) 19,500 5,109
49,687
IT Services 5.3%
Broadridge Financial Solutions  61,671 8,900
Endava, ADR (1) 23,400 1,887
EPAM Systems (1) 29,772 10,783
Euronet Worldwide (1) 28,100 2,129
FleetCor Technologies (1) 51,208 9,021
Gartner (1) 44,006 12,176
Genpact  60,300 2,639
Globant (1) 23,898 4,471
GoDaddy, Class A (1) 34,600 2,452
MongoDB (1) 41,689 8,278
Paychex  153,300 17,202
Shopify, Class A (1) 54,300 1,463
Snowflake, Class A (1) 12,000 2,039
SS&C Technologies Holdings  41,400 1,977
Twilio, Class A (1) 7,272 503
VeriSign (1) 10,434 1,812
WEX (1) 19,100 2,425
90,157
Semiconductors & Semiconductor Equipment 5.4%
Enphase Energy (1) 66,900 18,563
Entegris  131,700 10,934
KLA  13,144 3,978
Lattice Semiconductor (1) 78,179 3,847
Marvell Technology  72,207 3,098
Microchip Technology  280,368 17,111
MKS Instruments  17,400 1,438
Monolithic Power Systems  27,600 10,030
ON Semiconductor (1) 182,938 11,402
Silicon Laboratories (1) 16,900 2,086
Skyworks Solutions  25,600 2,183
Synaptics (1) 9,300 921
Teradyne  76,700 5,764
91,355
Software 15.1%
ANSYS (1) 24,400 5,409
AppLovin, Class A (1)(2) 68,900 1,343
Aspen Technology (1) 19,838 4,725
Bentley Systems, Class B  55,857 1,709
Bill.com Holdings (1) 34,000 4,501
Black Knight (1) 54,287 3,514

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Cadence Design Systems (1) 148,195 24,220
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936 (1)(3)(4) 1,136 1,085
CCC Intelligent Solutions Holdings (1) 77,629 706
Ceridian HCM Holding (1) 52,629 2,941
Confluent, Class A (1) 56,952 1,354
Coupa Software (1) 41,501 2,440
Crowdstrike Holdings, Class A (1) 128,313 21,147
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $835 (1)(3)
(4) 52,161 2,884
Datadog, Class A (1) 161,846 14,369
Descartes Systems Group (1) 37,200 2,363
DocuSign (1) 29,497 1,577
DoubleVerify Holdings (1) 99,875 2,732
Dynatrace (1) 60,573 2,109
Fair Isaac (1) 20,500 8,446
Five9 (1) 38,776 2,907
Fortinet (1) 428,170 21,036
Gitlab, Class A (1)(2) 44,333 2,271
HubSpot (1) 30,699 8,292
Informatica, Class A (1) 129,200 2,593
Manhattan Associates (1) 44,475 5,917
nCino (1)(2) 74,245 2,532
Palo Alto Networks (1) 77,217 12,647
Paycom Software (1) 37,900 12,507
Paycor HCM (1) 82,800 2,448
Paylocity Holding (1) 32,300 7,803
Procore Technologies (1)(2) 26,270 1,300
PTC (1) 69,034 7,221
Qualtrics International, Class A (1) 106,908 1,088
RingCentral, Class A (1) 37,361 1,493
SentinelOne, Class A (1) 85,227 2,178
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 1,339
Socure, Acquisition Date: 12/22/21, Cost $432 (1)(3)(4) 26,874 328
Synopsys (1) 74,800 22,852
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(3)(4) 48,005 369
Tyler Technologies (1) 25,844 8,981
Workiva (1) 26,500 2,062
Zscaler (1) 92,400 15,188
254,926
Technology Hardware, Storage & Peripherals 0.1%
Pure Storage, Class A (1) 64,000 1,752
1,752
Total Information Technology 511,487

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 3.7%
Chemicals 2.2%
Albemarle  24,700 6,532
CF Industries Holdings  96,100 9,249
Corteva  105,300 6,018
Nutrien  44,600 3,719
PPG Industries  56,700 6,276
RPM International  62,573 5,213
37,007
Construction Materials 0.6%
Vulcan Materials  61,700 9,731
9,731
Containers & Packaging 0.6%
Avery Dennison  31,700 5,158
Ball  26,147 1,263
Sealed Air  74,146 3,300
9,721
Metals & Mining 0.3%
Steel Dynamics  77,200 5,477
5,477
Total Materials 61,936
REAL ESTATE 2.8%
Equity Real Estate Investment Trusts 2.8%
Alexandria Real Estate Equities, REIT  18,500 2,593
CubeSmart, REIT  318,500 12,759
Equity LifeStyle Properties, REIT  122,000 7,666
Rexford Industrial Realty, REIT  33,300 1,732
SBA Communications, REIT  52,900 15,058
Simon Property Group, REIT  89,200 8,006
47,814
Real Estate Management & Development 0.0%
eXp World Holdings (2) 51,300 575
575
Total Real Estate 48,389
UTILITIES 0.3%
Independent Power & Renewable Electricity Producer 0.3%
Vistra  220,300 4,626
Total Utilities 4,626
Total Common Stocks (Cost $1,352,346) 1,668,453

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 1.1%
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,627 (1)(3)(4) 200,815 1,321
Total Health Care 1,321
INFORMATION TECHNOLOGY 1.0%
Software 1.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (1)(3)(4) 68 65
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 3
Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,552 (1)
(3)(4) 108,447 5,996
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (1)(3)(4) 13,101 725
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 30,282 1,674
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 417
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 2,526
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816 (1)(3)(4) 196,313 2,232
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (1)(3)(4) 32,662 399
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (1)(3)(4) 26,807 328
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (1)(3)(4) 485 6
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (1)(3)(4) 62,133 759
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (1)(3)(4) 198,465 1,526
Total Information Technology 16,656
Total Convertible Preferred Stocks (Cost $17,166) 17,977
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 3.07% (5)(6) 331,486 331
Total Short-Term Investments (Cost $331) 331

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 3.07% (5)(6) 10,924,826 10,925
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 10,925
Total Securities Lending Collateral (Cost $10,925) 10,925
Total Investments in Securities 100.6%
(Cost $1,380,768) $ 1,697,686
Other Assets Less Liabilities (0.6)% (9,998)
Net Assets 100.0% $ 1,687,688
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$31,335 and represents 1.9% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 6++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 11,354  ¤  ¤ $ 11,256
Total $ 11,256^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,256.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Diversified Mid-Cap Growth Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2022, totaled $(4,800,000) for the period ended September 30, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,655,095  $ —  $ 13,358  $ 1,668,453
Convertible Preferred
Stocks —  —  17,977  17,977
Short-Term Investments 331  —  —  331
Securities Lending
Collateral 10,925  —  —  10,925
Total $ 1,666,351  $ —  $ 31,335  $ 1,697,686
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 11,291  $ 2,067  $ 13,358
Convertible Preferred Stocks 24,844  (6,867) 17,977
Total $ 36,135  $ (4,800) $ 31,335

T. ROWE PRICE Diversified Mid-Cap Growth Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F149-054Q3 09/22